Acquisition of Windfall Project - Narrative (Details) $ in Millions, $ in Millions							5 Months Ended		8 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($) director	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 02, 2023 CAD ($) director
Disclosure of equity-accounted investees [Line Items]
Number of directors | director					3												3
Purchase of equity-accounted investee | $													$ 247.1		$ 0.0	$ 0.0
Percentage of costs to refund					0.50												0.50
Canadian Subsidiary
Disclosure of equity-accounted investees [Line Items]
Group beneficial interest					100.00%	100.00%
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Interest in joint venture					50.00%	50.00%
Purchase of equity-accounted investee	$ 12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0	$ 25.6	$ 33.8			$ 247.1	$ 333.8
Percentage interest in developmental exploration projects and targets					50.00%	50.00%
Term in years for funding commitment					5 years	5 years
Cash considerations									$ 69.1	$ 93.0				$ 93.0
Windfall Project | C$300.0 million contingent consideration – initial fair value
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations		300.0			$ 190.8			300.0		300.0		300.0		300.0			$ 258.4
Windfall Project | C$75.0 million exploration consideration – initial present value
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations		$ 75.0			$ 39.1			$ 75.0		$ 75.0		$ 75.0		$ 75.0			$ 52.9
Windfall Project | Osisko Mining Incorporated
Disclosure of equity-accounted investees [Line Items]
Interest in joint venture					50.00%	50.00%